Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current Assets
Cash and cash equivalents	$ 363,978	$ 152,942
Short-term investments	5,078	31,949
Trade and other receivables	1,081	2,202
Inventories	8,028	7,395
Due from related parties	1,158	590
Income tax receivable	37	71
Prepaids and deposits	7,561	6,749
Total current assets	386,921	201,898
Non-current Assets
Long-term prepaids and deposits	2,099	1,634
Reclamation deposits	4,263	4,409
Other investments	17,277	46,254
Investment in associates	46,016	49,426
Investment properties	511	463
Plant and equipment	93,793	79,898
Mineral rights and properties	586,982	318,833
Long-term receivables	1,079
TOTAL ASSETS	1,138,941	702,815
Current Liabilities
Accounts payable and accrued liabilities	63,881	41,797
Current portion of lease obligation	278	213
Current portion of convertible notes	2,460
Deposits received	7,264	4,223
Income tax payable	2,679	921
Total current liabilities	76,562	47,154
Non-current Liabilities
Long-term portion of lease obligation	1,053	1,102
Long-term portion of convertible notes	108,193
Derivative liabilities	50,768
Deferred income tax liabilities	59,338	51,108
Environmental rehabilitation	9,639	6,442
Total Liabilities	305,553	105,806
Equity
Share capital	411,960	258,400
Equity reserves	(15,140)	(12,908)
Retained earnings	305,908	261,763
Total equity attributable to the equity holders of the Company	702,728	507,255
Non-controlling interests	130,660	89,754
Total Equity	833,388	597,009
TOTAL LIABILITIES AND EQUITY	$ 1,138,941	$ 702,815